Modern Woodmen of America Variable Annuity Account

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
VARIABLE ANNUITY CERTIFICATE
Issued By
Modern Woodmen of America

UPDATING SUMMARY PROSPECTUS
May 1, 2026

The prospectus for the Modern Woodmen of America Variable Annuity Account, an individual flexible premium deferred variable annuity certificate (the "Certificate") offered by Modern Woodmen of America, a fraternal benefit society (the "Society"), contains more information about the Certificate, including its features, benefits, and risks. You can find the current prospectus and other information about the Certificate online at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents. You can also obtain this information at no cost by calling the Variable Product Administrative Center at 1-866-628-6776 or by sending an email request to VPACServices@modern-woodmen.org.

Additional information about the Declared Interest Option and each of the Investment Options in which the Subaccounts invest is provided in the Appendix: Investment Options Available Under the Certificate.

The Certificate is a complex investment and involves risks, including potential loss of principal. The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, and income taxes, including an additional tax if you are younger than age 59 1/2.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov. The Society's obligations under the Certificate are subject to its financial strength and claims paying ability.

The Securities and Exchange Commission has not approved these securities or determined that this Updating Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SPECIAL TERMS	2
UPDATED INFORMATION ABOUT YOUR CERTIFICATE	3
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE	4
APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE	Appendix A-1

SPECIAL TERMS

Account: Modern Woodmen of America Variable Annuity Account.

Accumulated Value: The total amount invested under the Certificate, which is the sum of the values of the Certificate in each Subaccount of the Account plus the value of the Certificate in the Declared Interest Option.

Administrative Center: The Society's administrative office at 1701 1st Avenue, Rock Island, Illinois, 61201.

Certificate: The individual flexible premium deferred variable annuity certificate we offer and describe in this Summary Prospectus, which term includes the basic certificate, the certificate application, any supplemental applications, any endorsements or additional benefit riders or agreements, and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date.

Certificate Anniversary: The same date in each Certificate Year as the Issue Date.

Certificate Holder: The person who controls the Certificate and who is entitled to exercise all rights and privileges provided in the Certificate.

Certificate Year: A twelve-month period beginning on the Issue Date or on a Certificate Anniversary.

Declared Interest Option: An allocation option under the Certificate funded by the Society's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Fund: An investment company registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Society other than those allocated to the Account or any other separate account of the Society.

Investment Option: A Fund, or a separate investment portfolio of a Fund, in which a Subaccount invests.

The Society ("we" or "us"): Modern Woodmen of America, a fraternal benefit society.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

UPDATED INFORMATION ABOUT YOUR CERTIFICATE

The information in this section of the Updating Summary Prospectus is a summary of certain Certificate features that have changed since the Updating Summary Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Certificate.

Effective December 31, 2025, the Opportunistic Small Cap Portfolio of the BNY Mellon Variable Investment Fund was renamed the Small Cap Portfolio, as reflected in the Appendix to this Updating Summary Prospectus.

Effective May 1, 2026, the American Funds IS Global Small Capitalization Fund was renamed the American Funds IS SMALLCAP World Fund®, as reflected in the Appendix to this Updating Summary Prospectus.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE

Fees, Expenses, and Adjustments				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	Yes. If you withdraw money from your Certificate within the first eight years after you purchase the Certificate, you may be assessed a surrender charge of up to 8% of the amount withdrawn.
	For example, assuming no gain or loss in the Accumulated Value, if you make a withdrawal in the first Certificate Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment. Your loss will be greater if you also have to pay income taxes, including an additional tax if you are younger than age 59 1/2.			Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charge)
Are There Transaction Charges?	Yes. In addition to surrender charges, you may also be charged for other transactions.
	Transfer Processing Fee. Currently, we do not assess a charge to transfer Accumulated Value among the Subaccounts and between the Subaccounts and the Declared Interest Option for the first 12 transfers during the Certificate Year. However, we reserve the right to charge $25 per transfer in excess of 12 in a single Certificate Year.			Charges and Deductions—Transfer Processing Fee
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Certificate specifications page, the prospectus and the Funds' prospectuses for information about the specific fees you will pay each year based on the options you have elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Certificate	1.11%(1)	1.11%(1)
	Investment Options (Fund fees and expenses)	0.09%(2)	1.12%(2)
(1) We calculate the Base Certificate fee by dividing the total amount we received from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
(2) As a percentage of Fund assets.

Fees, Expenses, and Adjustments			Location in Prospectus

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,490	Highest Annual Cost: $2,520
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals	Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals
Risks			Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Certificate, including loss of principal.		Principal Risks of Investing in the Certificate
Is this a Short-Term Investment?	No. This Certificate is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for up to eight years after you purchase the Certificate. It will reduce the value of your Certificate if you withdraw money during that time.
You may also have to pay income taxes on amounts withdrawn from the Certificate, including an additional tax if you are younger than age 59 1/2.
	The benefits of tax deferral also means the Certificate is more beneficial to investors with a long time horizon.		Principal Risks of Investing in the Certificate
What Are the Risks Associated with the Investment Options?	● An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate.
● Each Fund and the Declared Interest Option has its own unique risks.
	● You should review the prospectuses for the available Funds before making an investment decision.		Principal Risks of Investing in the Certificate Appendix A: Investment Options Available Under the Certificate

Risks	Location in Prospectus
What Are the Risks Related to the Insurance Company?

An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-866-628-6776 or emailing VPACServices@modern-woodmen.org.

Principal Risks of Investing in the Certificate
Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?	Yes.
● You may only be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option.
● Each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.
● The Declared Interest Option may not be available under your Certificate, depending on when your Certificate was issued and the state in which your Certificate was issued.
● You cannot transfer more than 25% of the Declared Interest Option Accumulated Value from the Declared Interest Option at one time, unless the balance after transfer would be less than $1,000.
● Currently, there is no charge when you transfer Accumulated Value among Subaccounts and between the Subaccounts and the Declared Interest Option. However, the Society reserves the right to charge $25 per transfer in excess of 12 in a single Certificate Year.
● The Society reserves the right to remove or substitute Investment Options that are available under the Certificate.
● The Society reserves the right to change the method of crediting interest to the Declared Interest Option, provided such changes do not have the effect of reducing the interest rate below the guaranteed minimum interest rate under the Certificate or shortening the period for which the current interest rate applies to less than a Certificate Year.
● If mandated under applicable law, the Society may be required to reject a premium payment.	The Society, Account and Investment Options—Investment Options
The Declared Interest Option
The Declared Interest Option—Transfers from Declared Interest Option
Charges and Deductions—Transfer Processing Fee
The Society, Account and Investment Options—Addition, Deletion or Substitution of Investments

Restrictions	Location in Prospectus
Are There any Restrictions on Contract Benefits?	Yes.
● The Dollar Cost Averaging Program cannot be utilized in combination with the Automatic Rebalancing or Systematic Withdrawal Programs.
● The Interest Sweep Program may not be available under your Certificate, depending on when your Certificate was issued and the state in which your Certificate was issued.
● We reserve the right to discontinue the Interest Sweep Program if your balance in the Declared Interest Option is less than $5,000.
● The Incremental Death Benefit Rider is not available if the Annuitant's age on the Issue Date is 71 or over, and is not available under Certificates issued in Washington.
● Withdrawals may reduce the death benefit by more than the amount withdrawn, and could eliminate the incremental death benefit.
● We may discontinue or modify any of the optional benefits at any time prior to the time you elect.	Description of Annuity Certificate Benefits Available Under the Certificate
Taxes	Location in Prospectus
What Are the Contract's Tax Implications?	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate.
● There is no additional tax benefit if you purchase the Certificate through a qualified retirement plan or individual retirement account (IRA).
● Earnings on your Certificate are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% additional tax if you take a withdrawal before age 59 1/2.	Federal Tax Matters

Conflicts of Interest		Location in Prospectus
How Are Investment Professionals Compensated?	Your registered representative may receive compensation for selling this Certificate to you in the form of commissions. If your registered representative is also a Society insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses, insurance benefits, and financing arrangements. Non-cash compensation includes conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise, and other similar items. Sales of the Certificates may help the registered representative and/or their managers qualify for such benefits. In addition, registered representatives who meet certain Society productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Certificates, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
	These conflicts of interest may influence your registered representative to offer or recommend this Certificate over another investment.	Distribution of the Certificates
Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of a contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

N/A

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE

Variable Investment Options

The following is a list of the variable Investment Options available under the Certificate. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time and time and can be found online at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents. You can also request this information at no cost by calling the Variable Product Administrative Center at 1-866-628-6776 or sending an email request to VPACServices@modern-woodmen.org.

The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option's past performance is not necessarily an indication of future performance.

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series (IS) American Funds IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. To provide growth of capital as a secondary objective	American Funds Insurance Series (IS) American Funds IS Capital Income Builder®—Class 1 Adviser: Capital Research and Management Company	0.27%*	20.69%	9.36%	7.84%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments.	American Funds Insurance Series (IS) American Funds IS Capital World Bond Fund®—Class 2 Adviser: Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
Long-term growth of capital while providing current income	American Funds Insurance Series (IS) American Funds IS Capital World Growth and Income Fund®—Class 1 Adviser: Capital Research and Management Company	0.41%*	25.16%	10.56%	11.30%
Long-term growth of capital	American Funds Insurance Series (IS) American Funds IS SMALLCAP World Fund®—Class 1 (formerly Global Small Capitalization Fund) Adviser: Capital Research and Management Company	0.65%*	14.89%	0.73%	7.50%
Growth of capital	American Funds Insurance Series (IS) American Funds IS Growth Fund—Class 2 Adviser: Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital and income	American Funds Insurance Series (IS) American Funds IS Growth-Income Fund—Class 2 Adviser: Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.68%	13.63%	8.22%	12.03%
Long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth-Income Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.63%	11.45%	7.97%	9.26%
Long-term capital appreciation	American Funds Insurance Series (IS) American Funds IS New World Fund®—Class 1 Adviser: Capital Research and Management Company	0.57%*	28.60%	5.59%	9.53%
Provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series (IS) American Funds IS The Bond Fund of America®—Class 1 Adviser: Capital Research and Management Company	0.22%*	7.40%	0.10%	2.61%
Long-term capital appreciation	BNY Mellon BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital growth consistent with preservation of capital with current income as a secondary goal	BNY Mellon BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Fayez Sarofim & Co.	0.85%	10.07%	9.37%	12.92%
Long-term capital growth, current income and growth of income consistent with reasonable investment risk	BNY Mellon BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.70%*	16.83%	14.22%	14.66%
Capital growth	BNY Mellon BNY Mellon Variable Investment Fund: Small Cap Portfolio—Initial Share Class (formerly Opportunistic Small Cap Portfolio) Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.83%	10.99%	4.26%	7.83%
Investment results that correspond to investment performance of U.S. common stocks, as represented by NASDAQ 100® Index	Calvert Variable Trust, Inc. CVT NASDAQ 100 Index Portfolio—Class I Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.49%*	20.39%	14.73%	19.09%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Investment results that correspond to investment performance of U.S. common stocks, as represented by Russell 2000® Index	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio—Class I Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.40%*	12.45%	5.83%	9.32%
Investment results that correspond to total return performance of U.S. common stocks, as represented by S&P MidCap 400® Index	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio—Class I Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.33%*	7.14%	8.77%	10.37%
Current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Fund Federated Hermes Government Money Fund II—Service Share Class(2) Adviser: Federated Investment Management Company Sub-Adviser: Federated Advisory Services Company (FASC)	0.63%*	3.73%	2.80%	1.73%
High current income and moderate capital appreciation	Federated Hermes Insurance Series Fund Federated Hermes Managed Volatility Fund II—Primary Shares(1) Adviser: Federated Advisory Services Company (FASC), an affiliate of the Co-Advisers, Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)	0.97%*	6.93%	6.54%	6.84%
Current income	Federated Hermes Insurance Series Fund Federated Hermes Quality Bond Fund II—Primary Shares Adviser: Federated Investment Management Company Sub-Adviser: Federated Advisory Services Company (FASC)	0.74%*	7.08%	1.10%	2.99%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.66%	14.96%	9.24%	10.84%
Long-term capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
	Fidelity® Variable Insurance Products Funds
High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond	Fidelity® VIP Freedom 2015 PortfolioSM—Initial Class	0.41%	11.87%	3.99%	6.60%
	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	0.44%	13.33%	4.84%	7.38%
	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	0.46%	14.59%	5.52%	8.02%
	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	0.49%	15.52%	6.25%	8.88%
	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	0.53%	16.69%	7.55%	10.00%
	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	0.57%	18.79%	9.01%	10.87%
	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	0.60%	19.83%	9.44%	11.09%
	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	0.60%	19.79%	9.43%	11.08%
	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	0.60%	19.85%	9.43%	NA
	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	0.60%	19.83%	9.44%	NA
	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	0.60%	19.86%	9.43%	NA
	Adviser: Fidelity® Management & Research Company LLC (FMR)
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.55%	14.92%	13.70%	17.45%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High total return through a combination of current income and capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.47%	21.50%	16.11%	13.84%
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	1.06%*	10.31%	4.00%	5.34%
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio— Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: Geode Capital Management, LLC (Geode)	0.09%	17.78%	14.31%	14.70%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))	0.72%	20.39%	6.62%	7.93%
Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.60%	3.10%	4.23%	3.87%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of current income and may also seek capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Strategic Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))	0.88%	8.58%	2.79%	4.40%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Technology Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.56%	23.36%	16.83%	23.76%
Capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin DynaTech VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Maximize income while maintaining prospects for capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital appreciation with preservation of capital as an important consideration	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.64%	12.05%	9.77%	12.37%
Long-term total return	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund—Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust Franklin Small-Mid Cap Growth VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.84%	2.70%	1.27%	10.16%
High level of current income with capital appreciation over the long term as a secondary goal	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	1.07%*	7.24%	1.92%	3.10%
Capital growth	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.79%*	6.72%	5.16%	11.47%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital growth with income as a secondary objective	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.86%*	8.99%	8.89%	9.12%
Long-term capital growth	Lincoln Variable Insurance Products Trust LVIP American Century Ultra® Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.75%*	12.84%	11.68%	17.16%
Capital appreciation with secondary goal of achieving current income by investing primarily in equity securities	Lincoln Variable Insurance Products Trust LVIP JPMorgan Mid Cap Value Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.74%	4.72%	9.63%	8.77%
Capital growth over the long term	Lincoln Variable Insurance Products Trust LVIP JPMorgan Small Cap Core Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.77%	10.27%	6.40%	8.95%
Long-term capital growth by investing primarily in the common stocks of growth companies	T. Rowe Price Equity Series, Inc. All-Cap Opportunities Portfolio Adviser: T. Rowe Price Associates, Inc.	0.80%*	16.30%	12.22%	16.93%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of dividend income and long-term capital growth primarily through investments in stocks	T. Rowe Price Equity Series, Inc. Equity Income Portfolio Adviser: T. Rowe Price Associates, Inc.	0.74%	14.36%	11.17%	10.51%
Long-term capital appreciation	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio Adviser: T. Rowe Price Associates, Inc.	0.86%	18.10%	4.12%	8.97%
Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth	T. Rowe Price Equity Series, Inc. Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.84%*	3.55%	3.84%	9.81%
Highest total return over time consistent with an emphasis on both capital appreciation and income	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited, T. Rowe Price Investment Management, Inc. and T. Rowe Price International Ltd.	0.85%*	14.50%	5.50%	7.84%
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies	T. Rowe Price International Series, Inc. International Stock Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price International Ltd. (Price International)	0.95%*	18.41%	3.92%	7.10%

*  These Investment Options and their investment advisers have entered into fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

(1)  The Investment Option includes a volatility management strategy as part of the Investment Option's investment objective and/or principal investment strategy. See "Volatility Management Strategies" contained herein.

(2)  You could lose money by investing in the Federated Hermes Government Money Fund II. Although the Federated Hermes Government Money Fund II seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Federated Hermes Government Money Fund II is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency. The Federated Hermes Government Money Fund II's sponsor has no legal obligation to provide financial support to the Federated Hermes Government Money Fund II, and you should not expect that the sponsor will provide financial support to the Federated Hermes Government Money Fund II at any time. The yield of the Fund may become very low during periods of low interest rates. After deduction of Separate Account Annual Expenses, the yield of the Subaccount that invests in the Fund could be negative. If the yield of the Subaccount becomes negative, Accumulated Value invested in the Subaccount may decline.

The Declared Interest Option

The following describes the Declared Interest Option currently available under the Certificate. We may change the features of the Declared Interest Option as described in the prospectus, and we may offer new fixed options in the future. We will provide you with notice in writing before doing so. Please refer to "The Declared Interest Option" in the prospectus for more information about the Declared Interest Option.

Certificate Issue State and Period	Term(4)	Minimum Guaranteed Interest Rate
Certificates issued in Original Certificate States on or after January 1, 2012(1)	1 Year	1%
Certificates issued in New Certificate States on or after March 1, 2012(2)	1 Year	1%
All other Certificates(3)	1 Year	3%

(1)  Original Certificate States include Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Michigan, Minnesota, Mississippi, Missouri, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, South Dakota, Tennessee, Texas, Vermont, Virginia, West Virginia, Wisconsin, and Wyoming.

(2)  New Certificate States include Delaware, Massachusetts, Montana, Oregon, South Carolina, and Utah.

(3)  The Declared Interest Option is not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012 or Certificates issued in Washington prior to February 1, 2009.

(4)  This column refers to the duration of a current interest rate applicable to your Certificate. The current interest rate will remain unchanged for an entire Certificate Year.

The prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2026. Both documents contain additional important information about the Certificate. The prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.

For a free copy of the prospectus or SAI, or for general inquiries, call the Administrative Center at 1-866-628-6776 or write to the Administrative Center using the following address: 1701 1st Avenue, Rock Island, Illinois, 61201.

The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

[EDGAR Contract Identifier: C000020022]